Summary of Significant Accounting Policies - Segment and Geographical (Details) - segment	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment and Geographical Information
Number of reportable segments			1		1
Number of operating segments			1		1
Revenues | Customer Concentration | UNITED STATES
Segment and Geographical Information
Percentage of revenue	95.00%	96.00%	96.00%	96.00%	96.00%	98.00%	99.00%